VALLEY FORGE CAPITAL HOLDINGS
                             TOTAL RETURN FUND, INC.








                                  Annual Report
                                 To Shareholders








                               For the Year Ended
                                December 31, 1996

                       Schedule of Portfolio Investments
                                December 31, 1996

  Number
    of                                                                                          Market
  Shares               Security                                                                 Value
  ------               --------                                                                 ------
                       COMMON STOCK:                                 58.24%

                       AUTOMOBILE PARTS-EQUIPMENT:                    1.20%
  3,000                Cooper Tire & Rubber Co.                                              $   59,250
                                                                                             ----------
                       BEVERAGE:                                      1.66%
  1,000                Coca Cola                                                                 52,625
  1,000                Pepsico Inc.                                                              29,250
                                                                                             ----------
                                                                                                 81,875
                                                                                             ----------
                       CHEMICALS:                                     2.98%
    500                Dow Chemical                                                              39,500
  1,000                Great Lakes Chemicals                                                     46,875
  1,000                Hercules Inc.                                                             43,375
  1,000                Wellman Inc.                                                              17,125
                                                                                             ----------
                                                                                                146,875
                                                                                             ----------
                       COMMUNICATION EQUIPMENT:                       1.25%
  1,000                Motorola Inc.                                                             61,375
                                                                                             ----------
                       COMPUTERS:                                     3.63%
    500                Hewlett Packard Co.                                                       25,125
    300                Int'l Business Machines Corp.                                             45,300
  1,000                Microsoft*                                                                82,625
  2,000                Netcom On-Line Comm*                                                      26,000
                                                                                             ----------
                                                                                                179,050
                                                                                             ----------
                       COMPUTER SOFTWARE:                             0.97%
  1,000                EDS Services                                                              43,125
  1,000                Multi-Corp Inc.*                                                           4,500
                                                                                             ----------
                                                                                                 47,625
                                                                                             ----------
                       COSMETICS-TOILETRY:                            2.87%
  1,000                Dial                                                                      14,750
  1,000                Int'l Flavors & Fragrances, Inc.                                          45,000
  2,000                Tambrands                                                                 81,750
                                                                                             ----------
                                                                                                141,500
                                                                                             ----------
                       ELECTRONICS-SEMI-CONDUCTORS:                   2.63%
  2,000                AMP Inc.                                                                  76,750
  1,000                LSI Logic Corp.*                                                          26,750
    900                Micron Technologies*                                                      26,213
                                                                                             ----------
                                                                                                129,713
                                                                                             ----------
                       ENTERTAINMENT-RECREATION:                      2.83%
  1,000                Disney (Walt) Co.                                                         69,625
  2,000                Viacom Inc. Class B*                                                      69,750
                                                                                             ----------
                                                                                                139,375
                                                                                             ----------
                       FOOD DISTRIBUTION:                             0.55%
  2,000                Marsh Supermarkets                                                        27,250
                                                                                             ----------
                       FOOD PRODUCERS:                                4.01%
  3,000                Chiquita Brands International                                             38,250
  1,000                Dole Foods Co.                                                            33,875
  2,000                H.J. Heinz Co.                                                            72,000
  1,000                International Multifoods Corp.                                            18,250
  2,000                J.M. Smucker Co.*                                                         35,250
                                                                                             ----------
                                                                                                197,625
                                                                                             ----------
                       GROCERY PRODUCTS:                              1.33%
  1,000                Kellog Co.                                                                65,625
                                                                                             ----------
                       HOUSEWARES:                                    1.39%
  3,000                Rubbermaid Inc.                                                           68,250
                                                                                             ----------
                       INSURANCE:                                     4.01%
  4,000                Alexander & Alexander Services, Inc.                                      69,500
  2,000                Hartford Steam Boiler Inspection
                         & Insurance Co.                                                         92,750
  1,000                Ohio Casualty Co.                                                         35,500
                                                                                             ----------
                                                                                                197,750
                                                                                             ----------
                       MEDICAL SUPPLIES:                              2.14%
  1,000                C.R. Bard                                                                 28,000
  1,000                Bausch & Lomb Inc.                                                        35,500
  1,000                St Jude Medical*                                                          42,121
                                                                                             ----------
                                                                                                105,621
                                                                                             ----------
                       METALS & MINING:                               1.94%
  1,000                ASA Ltd                                                                   34,750
  2,000                Cyprus Minerals Co.                                                       46,750
  1,000                Homestake Mining Co.                                                      14,250
                                                                                             ----------
                                                                                                 95,750
                                                                                             ----------
                       MULTI-INDUSTRY:                                1.06%
  2,000                Ball Corp                                                                 52,000
                                                                                             ----------
                       MISCELLANEOUS:                                 0.86%
  1,000                Kelly Services                                                            27,000
  1,000                Olsten                                                                    15,125
                                                                                             ----------
                                                                                                 42,125
                                                                                             ----------
                       OFFICE SUPPLIES:                               0.24%
  1,000                A.T. Cross Co.                                                            11,625
                                                                                             ----------


                       PAPER & FOREST PRODUCTS:                       1.83%
  1,000                International Paper                                                       40,375
  1,000                Louisiana-Pacific Co.                                                     21,125
  1,000                Westvaco                                                                  28,750
                                                                                             ----------
                                                                                                 90,250
                                                                                             ----------
                       PHARMACEUTICALS:                               1.48%
  2,000                Mylan Laboratories                                                        33,500
  1,000                Pharmacia Upjohn Inc.                                                     39,625
                                                                                             ----------
                                                                                                 73,125
                                                                                             ----------
                       PHOTOGRAPHY-IMAGING:                           0.88%
  1,000                Polaroid Corp.                                                            43,500
                                                                                             ----------


                       PUBLISHING:                                    2.67%
  2,000                Dow Jones & Co. Inc.                                                      67,750
  1,000                Dunn & Bradstreet                                                         23,750
  1,000                Readers Digest Association                                                40,250
                                                                                             ----------
                                                                                                131,750
                                                                                             ----------
                       REAL ESTATE:                                   1.59%
  1,000                First Washington REA                                                      23,500
  2,500                Glimcher Realty Trust                                                     55,000
                                                                                             ----------
                                                                                                 78,500
                                                                                             ----------
                       RESTAURANT:                                    1.74%
  3,000                Bob Evans Farms Inc.                                                      40,500
  1,000                McDonalds Corp.                                                           45,250
                                                                                             ----------
                                                                                                 85,750
                                                                                             ----------
                       RETAIL:                                        0.42%
  2,000                K Mart Corp*                                                              20,750
                                                                                             ----------
                       TEXTILES/APPAREL:                              0.78%
  2,000                Angelica                                                                  38,250
                                                                                             ----------
                       UTILITIES-ELECTRIC:                            4.14%
  1,000                Dominion Resources                                                        38,500
  1,000                Florida Progress                                                          32,250
  1,000                Hawaiian Electric Inc.                                                    36,250
  2,000                Montana Power Co.                                                         42,750
  1,000                Public Services Enterprises                                               27,250
  1,000                Wisconsin Energy Corp.                                                    26,875
                                                                                             ----------
                                                                                                203,875
                                                                                             ----------
                       UTILITIES-ELECTRIC & GAS:                      3.28%
  1,000                Houston Ind.                                                              22,625
  2,000                MDU Resources Group                                                       45,750
  2,000                Pacific Gas & Electric                                                    42,000
  1,000                Sun Inc.                                                                  24,375
  1,000                Utilicorp United                                                          27,000
                                                                                             ----------
                                                                                                161,750
                                                                                             ----------
                       UTILITIES-TELEPHONE:                           1.31%
  2,000                U.S. West Communications                                                  64,500
                                                                                             ----------
                       WASTE MANAGEMENT:                              0.53%
  1,000                Browning-Ferris Industries                                                26,250
                                                                                             ----------

                       TOTAL COMMON STOCKS:
                       (Cost: $3,012,454)                                                     2,868,509
                                                                                             ----------

                       PREFERRED STOCK:                               6.28%

                       BEVERAGES:                                     1.05%
  2,000                Cadbury Schweppes P.L.C.                                                  51,750
                                                                                             ----------
                       COMMUNICATIONS:                                1.08%
  2,000                GTE Delaware                                                              53,000
                                                                                             ----------
                       FINANCE:                                       2.06%
  1,000                KMart Financing                                                           48,750
  2,000                UNUM Corp.                                                                52,500
                                                                                             ----------
                                                                                                101,250
                                                                                             ----------
                       INSURANCE:                                     1.05%
  2,000                American General Capital L.L.C.                                           51,750
                                                                                             ----------
                       REAL ESTATE:                                   1.05%
  2,000                Equity Residential Property                                               51,500
                                                                                             ----------

                       TOTAL PREFERRED STOCKS:
                       (Cost: $309,755)                                                         309,250
                                                                                             ----------

                       U.S. GOVT. AGENCY OBLIGATIONS:                19.21%
950,000                Federal Farm Credit Bank
                       Discount Note 1/16/97                                                    946,021
                       (Cost: $946,021)                                                      ----------

                       CORPORATE OBLIGATIONS:                         4.86%
240,000                Merrill Lynch & Co
                       Commercial Paper 1/22/97                                                 239,171
                       (Cost: $239,171)                                                      ----------



                       OPTIONS:                                      -0.11%

     10                Disney Jan 70; 1/18/97*                       -0.03%                      (1,500)
                                                                                             ----------
      5                Dow Chemical March 80; 3/22/97*               -0.03%                      (1,563)
                                                                                             ----------
      5                Motorola Jan 55; 1/18/97*                     -0.07%                      (3,625)
                                                                                             ----------
      9                MU Jan; 1/18/97*                               0.03%                       1,238
                                                                                             ----------
                       TOTAL OPTIONS:
                       (Cost: $955)                                                              (5,450)
                                                                                             ----------
                       TOTAL INVESTMENTS:
                       (Cost: $4,508,356)**                                     88.47%        4,357,501
                       Other assets, net                                        11.53%          568,235
                                                                                -----        ----------

                       NET ASSETS                                              100.00%       $4,925,736
                                                                               ======        ==========

*Non-income producing security

See Notes to Financial Statements

Statement of Operations
Year ended December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Interest                                                $61,322
 Dividend                                                 81,427
                                                        --------
     Total income                                                      $142,749


Expenses:
 Investment management
   fees (Note 2)                                          26,828
 Transfer agent fees                                      26,600
 Recordkeeping and
  administrative
  services                                                67,834
 12-b1 fees (Note 2)                                       8,776
 Audit fees                                               18,000
 Custodian fees                                           16,345
 Amortization of organization cost                        37,810
 Other                                                    21,617
                                                        --------
                                                                        223,810

  Management fee waiver & expense reimbursement                        (154,464)
                                                                       --------
 Total expenses                                                          69,346
                                                                       --------

 Net investment income                                                   73,403
                                                                       --------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

  Net realized gain on investments                                      253,585
  Net change in unrealized
   appreciation on investments                                         (119,465)
                                                                       --------
  Net gain on investments                                               134,120
                                                                       --------
  Net increase in net assets
    resulting from operations                                          $207,523
                                                                       ========


See Notes to Financial Statements

Financial Highlights
For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                                             Year ended         August 11, 1995*
                                             December 31,            thru
                                                1996           December 31, 1995
                                             ------------      -----------------
Per Share Operating
  Performance
Net asset value,
   beginning of period...                       $9.67                $10.00
                                                -----                ------
Income from investment
   operations-
   Net investment income...                      0.13                  0.04
   Net realized and unrealized
    gain (loss) on investments                   0.44                 (0.33)
                                                -----                ------
    Total from investment
      operations.......                          0.57                 (0.29)
                                                -----                ------
Less distributions-
   Distributions from net
    investment income...                        (0.12)                (0.04)
   Distributions from realized
    gains on investments....                    (0.40)
                                                -----                ------
    Total distributions.....                    (0.52)                (0.04)
                                                -----                ------
Net asset value, end of period                  $9.72                 $9.67
                                                =====                ======
Total Return                                     5.89%                (2.89)%#
                                                =====                ======
Ratios/Supplemental Data
Net assets, end of period (000's)              $4,926                $1,126
Ratio to average net assets-(A)
  Expenses ..............                        6.29%                 1.95%**
  Expenses-net ......                            1.95%
  Net investment income ...                      2.06%                 1.72%**
Portfolio turnover rate.......                   1.14%                 0.00%

*Commencement of operations
**Annualized
#Non-annualized

(A) Management fee waivers reduced the expense ratios and increased net investment income ratios by 4.34% in 1996 and 3.14% in 1995.

See Notes to Financial Statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  August 11, 1995*
                                                                  Year ended                            thru
                                                                 December 31,                       December 31,
                                                                     1996                               1995
                                                                 ------------                       ------------
OPERATIONS
 Net investment income                                             $73,403                             $4,673
 Net realized gain
   on investments                                                  253,585                              -
 Change in unrealized
   appreciation (depreciation)                                    (119,465)                           (31,390)
   of investments                                                 --------                            -------
  Net increase  (decrease)
   in net assets resulting
   from operations                                                 207,523                            (26,717)

DISTRIBUTION TO
SHAREHOLDERS FROM:
 Net investment income
  ($.12 and $.04 per share in 1996 and 1995, respectively)         (59,802)                            (4,755)
 Net realized gain from
  investment transaction
  ($.40 per share)                                                (191,699)                             -


CAPITAL SHARE TRANSACTIONS
 Net increase in
  net assets resulting
  from capital share
  transactions**                                                 3,843,303                          1,057,882
  Net increase                                                   ---------                          ---------
   in net assets                                                 3,799,325                          1,026,410
  Net assets at
   beginning of period                                           1,126,410                            100,000
                                                                 ---------                          ---------
NET ASSETS at the end
  of the period(Including undistributed
  net investment income of                                      $4,925,735                         $1,126,410
  $3,233 and overdistributed net investment income               =========                          =========
  of $82 respectively)


**A summary of capital share transactions follows:



                        Year ended December 31,               August 11* through December 31,
                                1996                                       1995
                      ------------------------                  -------------------------
                      Shares             Value                  Shares              Value
                      ------             -----                  ------              -----

Shares sold          457,840           $4,503,585               107,982          $1,072,339
Shares
 reinvested
 from dividend        25,764              251,256                   494               4,723
Shares
 redeemed            (93,385)            (911,538)               (2,004)            (19,180)
                     -------             --------                ------             -------
Net increase         390,219           $3,843,303               106,472          $1,057,882
 (decrease)          =======           ==========               =======          ==========


*Commencement of operations

See Notes to Financial Statements

Statement of Assets and Liabilities
As of December 31, 1996
--------------------------------------------------------------------------------

ASSETS
Cash                                                                              $491,070
Investments at value (Identified
 cost of $4,508,356)(Notes 1)                                                    4,357,501



 Dividend and interest receivable                                                    9,320
 Deferred organization costs                                                       146,969
 Other assets                                                                        3,231
                                                                                 ---------
                 TOTAL ASSETS                                                    5,008,091
                                                                                 ---------

LIABILITIES
 Due to advisor                                              $58,355
 Accrued expenses                                             24,000
                                                             -------
         TOTAL LIABILITIES                                                          82,355
                                                                                 ---------

NET ASSETS                                                                      $4,925,736
                                                                                 =========

NET ASSET VALUE OFFERING AND REDEMPTION
 PRICE PER SHARE
 ($4,925,736/506,691
 shares outstanding)                                                                 $9.72
                                                                                 =========




At December 31, 1996 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:

 Paid in capital                                          $5,011,472
 Undistributed net realized
  gain on investments                                         61,886
 Net unrealized depreciation
  of investments                                            (150,855)
 Undistributed net income                                      3,233
                                                          ----------
NET ASSETS                                                $4,925,736
                                                          ==========
See Notes to Financial Statements

Notes to the Financial Statements
December 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES--The Valley Forge Capital Holdings Total Return Fund, Inc. (the "Fund") is registered under The Investment Company Act of 1940, as a diversified open-end management company.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Investments in securities listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Securities regularly traded in the over-the-counter market are valued at the last quoted sales price on the NASDAQ System. If no sales price is available for a listed or NASDAQ security, or if the security is not listed on NASDAQ, such security is valued at a price equal to the mean of the latest bid and ask prices.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis.

D. Deferred Organizational Expenses. Organizational expenses are being amortized on a straight line basis over a period not exceeding 60 months beginning at the Fund's commencement of operations.

E. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex- dividend date.

F. Other. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS--The Fund has engaged Valley Forge Advisors, Inc. a wholly-owned subsidiary of Valley Forge Capital Holdings Inc., to manage its investments. The Fund pays its Advisors an investment management fee for investment management and advisory services which are computed at an annual rate of 0.80 of 1% of the Fund's daily net assets.

Valley Forge Capital Holdings Inc. has agreed to reimburse the Fund for any expenses, during the Fund's first five years of operations, which would cause the Fund's ratio of operating expenses to exceed 1.95 percent of average net assets. An expense reimbursement of $154,464 was required for the fiscal year ended December 31, 1996.

Certain officers and directors of the Fund are also officers and directors of the investment advisor.

DISTRIBUTIONS TO SHAREHOLDERS--During 1996, a distribution of $.12 per share aggregating $59,802, was paid from net investment income which is taxable to shareholders as ordinary income dividends during 1996. In addition, distributions of $.40 per share aggregating $191,699 was paid from net realized gains from investment transactions which is taxable to shareholders as capital gains in 1996.

DISTRIBUTION PLAN-- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan in effect for the fiscal year ended December 31, 1996, the Fund paid Valley Forge Distributors Inc., a wholly-owned subsidiary of Valley Forge Capital Holdings Inc., a fee at an annual rate of 0.35 of 1% of the Fund's daily net assets. Valley Forge Distributors uses these fees to pay its dealers whose clients hold portfolio shares and for other distribution-related activities.

INVESTMENT TRANSACTIONS--For the fiscal year ended December 31, 1996, the Fund made purchases and sales of securities other than short-term notes aggregated $5,389,672 and $2,923,944 respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Valley Forge Capital Holdings Total Return Fund, Inc.:

We have audited the accompanying statement of assets and laibilities including the portfolio of investments of the Valley Forge Capital Holdings Total Return Fund, Inc. (the "Fund") as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and finanical highlights for the year ended December 31, 1996 and for the period August 11, 1995 (commencement of operations) to December 31, 1995. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Valley Forge Capital Holdings Total Return Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 1996 and for the period August 11, 1995 (commencement of operations) to December 31, 1995, then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Richmond, Virginia
March 13, 1997

Investment Advisor:
  Valley Forge Advisors, Inc.
     595 Market Street, Suite 1980
     San Francisco, CA 94105

Counsel:
  Sachnoff & Weaver, Ltd.
    30 South Wacker Drive, 29th Floor
    Chicago, IL 60606

Independent Auditors:
  Deloitte & Touche LLP
     707 East Main Street, Suite 500
     Richmond, VA 23219

Transfer Agent:
 For account information, wire purchase or redemptions, call or write to Valley Forge's Transfer Agent:

  Fund Services, Inc.
    Post Office Box 26305
    Richmond, Virginia 23260
    (800) 628-4077 Toll Free


This report is for shareholder information. This is not a prospectus intended for use in the purchase of shares.